Schedule of investments
Delaware Wealth Builder Fund	August 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities — 2.64%
Fannie Mae 4.50% 2/1/44	44,421	$ 45,057
Fannie Mae S.F. 15 yr
2.00% 2/1/36	136,601	126,036
2.50% 7/1/36	248,851	235,620
Fannie Mae S.F. 20 yr
2.00% 3/1/41	41,187	36,397
2.00% 5/1/41	177,119	156,538
3.00% 3/1/33	243,191	234,065
4.00% 9/1/42	253,000	249,634
Fannie Mae S.F. 30 yr
2.00% 12/1/50	22,891	19,786
2.00% 1/1/51	51,509	44,435
2.00% 1/1/51	16,585	14,369
2.00% 2/1/51	20,694	17,962
2.00% 2/1/51	24,229	20,946
2.00% 3/1/51	44,594	38,462
2.00% 4/1/51	282,930	243,726
2.00% 5/1/51	270,446	233,207
2.00% 6/1/51	885,312	768,561
2.50% 1/1/43	18,638	16,843
2.50% 5/1/51	18,459	16,511
2.50% 6/1/51	30,815	27,755
2.50% 8/1/51	326,240	292,877
2.50% 8/1/51	134,187	120,468
2.50% 2/1/52	542,073	486,220
3.00% 11/1/48	9,979	9,420
3.00% 12/1/49	5,448	5,078
3.00% 3/1/50	83,255	77,992
3.00% 7/1/50	157,992	148,013
3.00% 7/1/51	162,202	151,291
3.00% 8/1/51	73,180	67,995
3.00% 3/1/52	126,469	117,172
3.50% 12/1/47	286,568	276,527
3.50% 1/1/48	88,466	85,544
3.50% 2/1/48	53,251	51,484
3.50% 11/1/48	14,829	14,344
3.50% 12/1/49	160,902	154,757
3.50% 1/1/52	164,841	157,392
3.50% 5/1/52	142,107	136,569
3.50% 5/1/52	153,710	146,976
4.00% 4/1/47	8,223	8,172
NQ-129 [8/22] 10/22 (2460448)    1

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.00% 6/1/48	93,551	$ 92,826
4.00% 9/1/48	4,075	4,044
4.00% 6/1/49	7,473	7,419
4.50% 10/1/45	57,283	58,456
4.50% 11/1/47	30,028	30,515
4.50% 4/1/48	357,638	364,182
4.50% 7/1/48	273,401	273,991
4.50% 1/1/49	15,050	15,167
4.50% 1/1/50	11,432	11,485
5.00% 7/1/49	89,181	91,483
5.00% 6/1/52	165,075	166,936
2.50% 1/1/51	280,951	253,841
Freddie Mac S.F. 15 yr
2.00% 12/1/35	63,065	58,193
3.00% 3/1/35	120,016	116,393
Freddie Mac S.F. 20 yr
2.00% 3/1/41	46,807	41,536
2.50% 6/1/41	398,891	364,440
3.00% 9/1/40	112,501	105,938
3.00% 4/1/42	241,607	226,836
3.50% 9/1/35	171,379	169,939
Freddie Mac S.F. 30 yr
2.00% 9/1/51	172,659	148,857
2.50% 10/1/50	88,335	79,715
2.50% 2/1/51	21,897	19,723
3.00% 1/1/50	9,481	8,846
3.00% 8/1/51	757,489	705,456
3.50% 8/1/49	242,762	233,545
4.00% 7/1/47	2,431	2,415
4.00% 10/1/47	24,219	23,950
4.00% 4/1/52	134,266	131,200
4.50% 1/1/49	97,304	97,856
4.50% 4/1/49	9,051	9,168
4.50% 8/1/49	23,552	23,928
3.50% 4/1/52	28,248	27,051
3.50% 6/1/52	23,807	22,738
4.00% 8/1/52	356,000	349,939

2    NQ-129 [8/22] 10/22 (2460448)

(Unaudited)
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)

GNMA I S.F. 30 yr 3.00% 8/15/45	54,161	$ 51,256
Total Agency Mortgage-Backed Securities (cost $10,389,438)		9,443,464

Collateralized Debt Obligations — 0.22%
Cedar Funding IX CLO Series 2018-9A A1 144A 3.69% (LIBOR03M + 0.98%, Floor 0.98%) 4/20/31 #, •	250,000	245,804
Octagon Investment Partners 48 Series 2020-3A AR 144A 3.86% (LIBOR03M + 1.15%, Floor 1.15%) 10/20/34 #, •	300,000	290,098
Sound Point Clo XXI Series 2018-3A A1A 144A 3.946% (LIBOR03M + 1.18%, Floor 1.18%) 10/26/31 #, •	250,000	245,426
Total Collateralized Debt Obligations (cost $793,158)		781,328

Convertible Bonds — 8.18%
Basic Industry — 0.12%
Ivanhoe Mines 144A 2.50% exercise price $7.43, maturity date 4/15/26 #	393,000	433,453
		433,453
Capital Goods — 0.17%
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	651,000	611,533
		611,533
Communications — 0.86%
Cable One 1.125% exercise price $2,275.83, maturity date 3/15/28	983,000	801,145
DISH Network 3.375% exercise price $65.18, maturity date 8/15/26	1,420,000	1,025,327
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	974,000	927,735
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	373,000	329,639
		3,083,846
NQ-129 [8/22] 10/22 (2460448)    3

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Consumer Cyclical — 0.58%
Cheesecake Factory 0.375% exercise price $77.77, maturity date 6/15/26	1,443,000	$ 1,180,554
Ford Motor 1.03% exercise price $17.03, maturity date 3/15/26 ^	811,000	886,423
		2,066,977
Consumer Non-Cyclical — 2.40%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	539,000	556,080
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	1,198,000	1,251,311
Chegg 4.269% exercise price $107.55, maturity date 9/1/26 ^	1,559,000	1,251,060
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	673,000	575,415
Collegium Pharmaceutical 2.625% exercise price $29.19, maturity date 2/15/26	539,000	481,614
CONMED 144A 2.25% exercise price $145.33, maturity date 6/15/27 #	1,067,000	984,308
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	1,055,000	977,653
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	782,000	721,916
Jazz Investments I 2.00% exercise price $155.81, maturity date 6/15/26	460,000	545,675
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	1,360,000	1,214,752
		8,559,784
Electric — 0.56%
NextEra Energy Partners 144A 0.357% exercise price $75.96, maturity date 11/15/25 #, ^	364,000	407,304
NRG Energy 2.75% exercise price $43.77, maturity date 6/1/48	685,000	771,995
Ormat Technologies 144A 2.50% exercise price $90.27, maturity date 7/15/27 #	686,000	830,746
		2,010,045
Energy — 0.32%
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	1,088,000	1,150,560
		1,150,560
4    NQ-129 [8/22] 10/22 (2460448)

(Unaudited)
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Financials — 0.53%
FTI Consulting 2.00% exercise price $101.38, maturity date 8/15/23	610,000	$ 979,599
Repay Holdings 144A 2.419% exercise price $33.60, maturity date 2/1/26 #, ^	1,188,000	905,028
		1,884,627
Industrials — 0.33%
Chart Industries 144A 1.00% exercise price $58.73, maturity date 11/15/24 #	331,000	1,096,669
Danimer Scientific 144A 3.25% exercise price $10.79, maturity date 12/15/26 #	154,000	99,924
		1,196,593
Real Estate Investment Trusts — 0.31%
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23	810,000	813,381
Summit Hotel Properties 1.50% exercise price $11.99, maturity date 2/15/26	311,000	277,567
		1,090,948
Technology — 1.59%
Block 0.125% exercise price $121.01, maturity date 3/1/25	1,193,000	1,185,544
InterDigital 144A 3.50% exercise price $77.49, maturity date 6/1/27 #	1,279,000	1,225,282
ON Semiconductor 1.625% exercise price $20.72, maturity date 10/15/23	337,000	1,122,210
Palo Alto Networks 0.75% exercise price $266.35, maturity date 7/1/23	389,000	816,705
Quotient Technology 1.75% exercise price $17.36, maturity date 12/1/22	547,000	515,548
Vishay Intertechnology 2.25% exercise price $31.25, maturity date 6/15/25	416,000	396,394
Wolfspeed 144A 0.25% exercise price $127.22, maturity date 2/15/28 #	385,000	436,975
		5,698,658
NQ-129 [8/22] 10/22 (2460448)    5

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
		Principal amount°	Value (US $)

Convertible Bonds (continued)
Transportation — 0.41%
Seaspan 144A 3.75% exercise price $13.01, maturity date 12/15/25 #		398,000	$ 473,620
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26		1,113,000	977,214
			1,450,834
Total Convertible Bonds (cost $28,220,700)			29,237,858

Corporate Bonds — 12.94%
Automotive — 0.25%
Allison Transmission 144A 5.875% 6/1/29 #		335,000	315,362
Ford Motor Credit
3.375% 11/13/25		240,000	219,442
4.542% 8/1/26		260,000	242,481

Goodyear Tire & Rubber 5.25% 7/15/31		135,000	116,562
			893,847
Banking — 1.74%
Banco Continental 144A 2.75% 12/10/25 #		200,000	178,789
Banco del Estado de Chile 144A 2.704% 1/9/25 #		205,000	195,280
Banco Nacional de Panama 144A 2.50% 8/11/30 #		200,000	162,099
Bank of America
1.922% 10/24/31 μ		560,000	443,387
2.456% 10/22/25 μ		15,000	14,318
2.482% 9/21/36 μ		140,000	108,619
2.884% 10/22/30 μ		20,000	17,389
3.194% 7/23/30 μ		55,000	49,001

Barclays 6.125% 12/15/25 μ, ψ		200,000	184,990
BBVA Bancomer
144A 1.875% 9/18/25 #		200,000	184,068
144A 6.75% 9/30/22 #		274,000	274,485

Citigroup 4.45% 9/29/27		465,000	453,631
Credit Agricole 144A 2.811% 1/11/41 #		275,000	185,804
Credit Suisse Group 144A 2.593% 9/11/25 #, μ		250,000	231,373
Deutsche Bank
2.222% 9/18/24 μ		300,000	289,439
6.00% 10/30/25 μ, ψ		200,000	163,900

Development Bank of Kazakhstan 144A 10.95% 5/6/26 #	KZT	100,000,000	171,262
6    NQ-129 [8/22] 10/22 (2460448)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group
1.542% 9/10/27 μ	105,000	$ 92,370
2.615% 4/22/32 μ	355,000	293,569
3.50% 4/1/25	80,000	78,253
JPMorgan Chase & Co.
1.764% 11/19/31 μ	80,000	62,999
2.58% 4/22/32 μ	435,000	359,693
2.739% 10/15/30 μ	20,000	17,336
5.00% 8/1/24 μ, ψ	85,000	78,678
Morgan Stanley
1.794% 2/13/32 μ	315,000	247,418
2.484% 9/16/36 μ	70,000	53,931
5.00% 11/24/25	95,000	96,531

NBK SPC 144A 1.625% 9/15/27 #, μ	200,000	179,146
PNC Financial Services Group 2.60% 7/23/26	180,000	170,107
State Street
3.10% 5/15/23	10,000	9,965
3.30% 12/16/24	130,000	128,944

SVB Financial Group 4.00% 5/15/26 μ, ψ	305,000	247,078
Truist Bank 2.636% 9/17/29 μ	185,000	175,568
Truist Financial 4.95% 9/1/25 μ, ψ	55,000	54,381
US Bancorp
3.00% 7/30/29	150,000	135,529
3.10% 4/27/26	210,000	202,294
3.375% 2/5/24	60,000	59,739

Wells Fargo & Co. 3.526% 3/24/28 μ	190,000	179,599
		6,230,962
Basic Industry — 0.61%
AngloGold Ashanti Holdings 3.75% 10/1/30	200,000	170,292
Antofagasta 144A 5.625% 5/13/32 #	200,000	198,250
ATI 5.125% 10/1/31	75,000	66,092
Avient 144A 5.75% 5/15/25 #	88,000	86,899
Chemours 144A 5.75% 11/15/28 #	180,000	161,389
First Quantum Minerals 144A 7.50% 4/1/25 #	250,000	246,363
FMG Resources August 2006 Pty 144A 5.875% 4/15/30 #	140,000	129,359
Freeport-McMoRan 5.45% 3/15/43	230,000	207,346
INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	200,000	173,352
Newmont 2.80% 10/1/29	190,000	166,116
Novelis 144A 4.75% 1/30/30 #	175,000	152,460
NQ-129 [8/22] 10/22 (2460448)    7

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
OCP 144A 3.75% 6/23/31 #	200,000	$ 165,221
Olin 5.00% 2/1/30	100,000	90,874
Sherwin-Williams 2.90% 3/15/52	235,000	156,620
		2,170,633
Brokerage — 0.05%
Jefferies Group
4.15% 1/23/30	170,000	153,053
6.45% 6/8/27	10,000	10,446
6.50% 1/20/43	5,000	5,089
		168,588
Capital Goods — 0.48%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	200,000	155,413
Madison IAQ 144A 5.875% 6/30/29 #	150,000	123,657
Parker-Hannifin 4.25% 9/15/27	295,000	292,132
Sealed Air 144A 5.00% 4/15/29 #	130,000	123,733
Teledyne Technologies
0.95% 4/1/24	105,000	99,323
2.75% 4/1/31	430,000	358,818

Terex 144A 5.00% 5/15/29 #	195,000	174,739
TK Elevator US Newco 144A 5.25% 7/15/27 #	200,000	182,261
TransDigm 144A 6.25% 3/15/26 #	187,000	183,957
		1,694,033
Communications — 1.22%
Altice France 144A 5.50% 10/15/29 #	180,000	142,368
Altice France Holding 144A 6.00% 2/15/28 #	310,000	210,704
AT&T
1.70% 3/25/26	105,000	95,897
4.35% 3/1/29	280,000	273,389

Cellnex Finance 144A 3.875% 7/7/41 #	200,000	138,995
Charter Communications Operating
4.40% 12/1/61	40,000	28,192
4.80% 3/1/50	240,000	188,717
5.05% 3/30/29	100,000	96,413

Comcast 3.20% 7/15/36	340,000	286,766
Connect Finco 144A 6.75% 10/1/26 #	250,000	229,556
Consolidated Communications
144A 5.00% 10/1/28 #	80,000	61,735
144A 6.50% 10/1/28 #	125,000	100,900

Crown Castle 1.05% 7/15/26	375,000	328,746
8    NQ-129 [8/22] 10/22 (2460448)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Discovery Communications
4.00% 9/15/55	40,000	$ 26,543
4.125% 5/15/29	240,000	219,036
Frontier Communications Holdings
144A 5.875% 10/15/27 #	240,000	224,309
144A 6.75% 5/1/29 #	75,000	64,781

Magallanes 144A 3.755% 3/15/27 #	270,000	252,327
Millicom International Cellular 144A 4.50% 4/27/31 #	200,000	164,299
Ooredoo International Finance 144A 5.00% 10/19/25 #	200,000	205,818
Time Warner Cable 7.30% 7/1/38	60,000	61,735
Time Warner Entertainment 8.375% 3/15/23	25,000	25,608
T-Mobile USA
2.55% 2/15/31	125,000	104,144
2.625% 4/15/26	95,000	88,051
3.00% 2/15/41	270,000	197,890
3.375% 4/15/29	95,000	85,701
3.50% 4/15/31	68,000	60,314
3.875% 4/15/30	120,000	110,999
Verizon Communications
2.10% 3/22/28	200,000	176,884
4.50% 8/10/33	95,000	91,606
		4,342,423
Consumer Cyclical — 0.44%
Aptiv 3.10% 12/1/51	285,000	178,682
AutoNation 1.95% 8/1/28	210,000	172,841
B2W Digital 144A 4.375% 12/20/30 #	200,000	154,198
Ford Motor Credit 2.90% 2/16/28	260,000	217,932
General Motors Financial
2.525% (SOFR + 0.76%) 3/8/24 •	110,000	108,413
4.35% 4/9/25	130,000	128,222
5.25% 3/1/26	205,000	206,530

Hutama Karya Persero 144A 3.75% 5/11/30 #	200,000	188,618
Lowe's 4.25% 4/1/52	270,000	230,439
		1,585,875
Consumer Goods — 0.07%
JBS USA LUX 144A 6.50% 4/15/29 #	36,000	37,309
Pilgrim's Pride 144A 4.25% 4/15/31 #	110,000	94,900
NQ-129 [8/22] 10/22 (2460448)    9

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Goods (continued)
Post Holdings 144A 5.625% 1/15/28 #	120,000	$ 114,131
		246,340
Consumer Non-Cyclical — 0.69%
Anheuser-Busch InBev Worldwide 3.65% 2/1/26	125,000	122,924
BAT Capital 2.259% 3/25/28	55,000	46,470
Biogen 3.15% 5/1/50	275,000	187,897
Bunge Finance
1.63% 8/17/25	150,000	139,359
2.75% 5/14/31	165,000	138,750

Central American Bottling 144A 5.25% 4/27/29 #	200,000	185,845
CVS Health
2.70% 8/21/40	555,000	401,674
3.25% 8/15/29	185,000	169,212

Gilead Sciences 4.15% 3/1/47	250,000	217,792
HCA 144A 3.125% 3/15/27 #	385,000	354,740
InRetail Consumer 144A 3.25% 3/22/28 #	200,000	171,820
Royalty Pharma 1.20% 9/2/25	370,000	336,601
		2,473,084
Electric — 0.62%
CenterPoint Energy 1.45% 6/1/26	255,000	230,191
Duke Energy 4.875% 9/16/24 μ, ψ	240,000	226,800
Entergy Louisiana 4.95% 1/15/45	5,000	4,817
Entergy Mississippi 2.85% 6/1/28	60,000	54,664
Entergy Texas 3.55% 9/30/49	115,000	90,371
Evergy 2.90% 9/15/29	160,000	140,587
Evergy Metro 3.65% 8/15/25	25,000	24,663
NextEra Energy Capital Holdings
3.00% 1/15/52	270,000	193,692
5.65% 5/1/79 μ	55,000	50,307

Pacific Gas and Electric 2.10% 8/1/27	325,000	275,141
PacifiCorp 2.90% 6/15/52	425,000	307,249
Southern California Edison
4.00% 4/1/47	320,000	259,577
4.875% 3/1/49	45,000	41,395

Southwestern Electric Power 4.10% 9/15/28	165,000	159,631
UEP Penonome II 144A 6.50% 10/1/38 #	189,725	168,855
		2,227,940
10    NQ-129 [8/22] 10/22 (2460448)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy — 1.69%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	160,000	$ 144,335
144A 7.00% 11/1/26 #	80,000	77,914
BP Capital Markets America
2.939% 6/4/51	275,000	197,490
3.06% 6/17/41	70,000	55,030

Callon Petroleum 144A 8.00% 8/1/28 #	170,000	163,376
CNX Midstream Partners 144A 4.75% 4/15/30 #	65,000	54,969
CNX Resources 144A 6.00% 1/15/29 #	135,000	127,111
ConocoPhillips 3.80% 3/15/52	225,000	194,112
Crestwood Midstream Partners 144A 6.00% 2/1/29 #	188,000	173,976
Diamondback Energy 3.125% 3/24/31	235,000	202,982
Enbridge
2.50% 8/1/33	245,000	198,368
2.695% (SOFR + 0.40%) 2/17/23 •	125,000	124,614
Energy Transfer
5.25% 4/15/29	95,000	92,757
6.25% 4/15/49	60,000	58,916
6.50% 11/15/26 μ, ψ	120,000	111,092

Enterprise Products Operating 3.20% 2/15/52	335,000	242,304
EQM Midstream Partners 144A 4.75% 1/15/31 #	235,000	203,665
Genesis Energy
7.75% 2/1/28	285,000	264,628
8.00% 1/15/27	175,000	166,139
Hilcorp Energy I
144A 6.00% 4/15/30 #	145,000	133,689
144A 6.00% 2/1/31 #	20,000	18,158
144A 6.25% 4/15/32 #	83,000	74,509

KazTransGas 144A 4.375% 9/26/27 #	381,000	347,186
Marathon Oil 4.40% 7/15/27	230,000	223,463
MPLX
4.00% 3/15/28	30,000	28,732
4.125% 3/1/27	135,000	131,008
5.50% 2/15/49	55,000	52,474

Murphy Oil 6.375% 7/15/28	295,000	290,908
NuStar Logistics
5.625% 4/28/27	163,000	148,656
6.00% 6/1/26	78,000	73,737
NQ-129 [8/22] 10/22 (2460448)    11

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Occidental Petroleum
6.45% 9/15/36	55,000	$ 58,848
6.60% 3/15/46	155,000	170,887
6.625% 9/1/30	40,000	42,788

PDC Energy 5.75% 5/15/26	205,000	196,553
PTTEP Treasury Center 144A 2.587% 6/10/27 #	185,000	168,890
Qatar Energy 144A 2.25% 7/12/31 #	200,000	174,825
Sabine Pass Liquefaction
5.625% 3/1/25	55,000	56,044
5.75% 5/15/24	210,000	213,125
Southwestern Energy
5.375% 2/1/29	20,000	18,940
5.375% 3/15/30	95,000	89,173
7.75% 10/1/27	85,000	88,224

Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	200,000	173,840
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	130,000	111,885
Weatherford International 144A 8.625% 4/30/30 #	85,000	76,981
		6,017,301
Finance Companies — 0.23%
AerCap Ireland Capital 4.45% 4/3/26	300,000	288,508
Air Lease 2.875% 1/15/26	250,000	230,784
Aviation Capital Group 144A 1.95% 1/30/26 #	365,000	315,176
		834,468
Financial Services — 0.27%
AerCap Holdings 5.875% 10/10/79 μ	185,000	167,836
Air Lease 4.65% 6/15/26 μ, ψ	135,000	117,701
Ally Financial 8.00% 11/1/31	135,000	150,398
Castlelake Aviation Finance 144A 5.00% 4/15/27 #	170,000	147,366
Hightower Holding 144A 6.75% 4/15/29 #	110,000	93,020
Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	200,000	171,826
MSCI 144A 3.625% 11/1/31 #	155,000	129,377
		977,524
Financials — 0.11%
Bank of Georgia JSC 144A 6.00% 7/26/23 #	200,000	203,214
MAF Sukuk 3.932% 2/28/30	200,000	195,375
		398,589
12    NQ-129 [8/22] 10/22 (2460448)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Healthcare — 0.56%
Bausch Health 144A 6.25% 2/15/29 #	325,000	$ 123,207
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	200,000	171,905
Community Health Systems 144A 4.75% 2/15/31 #	135,000	99,860
DaVita 144A 4.625% 6/1/30 #	150,000	120,940
Encompass Health 5.75% 9/15/25	174,000	172,680
Hadrian Merger Sub 144A 8.50% 5/1/26 #	200,000	191,767
HCA
5.375% 2/1/25	124,000	125,335
5.875% 2/15/26	159,000	162,555
7.58% 9/15/25	159,000	171,218

ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	135,000	119,229
Organon & Co. 144A 5.125% 4/30/31 #	250,000	219,065
Tenet Healthcare
144A 4.25% 6/1/29 #	175,000	151,216
144A 6.125% 10/1/28 #	200,000	183,753
		2,012,730
Insurance — 0.55%
Arthur J Gallagher & Co. 3.50% 5/20/51	400,000	305,278
Athene Global Funding 144A 1.00% 4/16/24 #	90,000	84,711
Athene Holding 3.95% 5/25/51	365,000	278,021
Brown & Brown 4.95% 3/17/52	185,000	165,215
GA Global Funding Trust 144A 1.00% 4/8/24 #	365,000	343,147
HUB International 144A 5.625% 12/1/29 #	155,000	135,778
NFP
144A 6.875% 8/15/28 #	120,000	98,803
144A 7.50% 10/1/30 #	55,000	54,236

Roller Bearing Co. of America 144A 4.375% 10/15/29 #	190,000	170,762
USI 144A 6.875% 5/1/25 #	343,000	336,464
		1,972,415
Leisure — 0.42%
Boyd Gaming
4.75% 12/1/27	185,000	172,953
144A 4.75% 6/15/31 #	39,000	33,998

Caesars Entertainment 144A 6.25% 7/1/25 #	370,000	361,749
Carnival
144A 5.75% 3/1/27 #	330,000	257,039
144A 7.625% 3/1/26 #	235,000	200,384

Royal Caribbean Cruises 144A 5.50% 4/1/28 #	330,000	249,566
NQ-129 [8/22] 10/22 (2460448)    13

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Leisure (continued)

Scientific Games International 144A 7.25% 11/15/29 #	115,000	$ 113,275
Six Flags Entertainment 144A 4.875% 7/31/24 #	110,000	105,703
		1,494,667
Media — 0.62%
AMC Networks 4.25% 2/15/29	395,000	322,952
CCO Holdings
144A 4.50% 8/15/30 #	80,000	67,376
4.50% 5/1/32	45,000	36,573
144A 5.375% 6/1/29 #	380,000	347,586

CMG Media 144A 8.875% 12/15/27 #	180,000	155,092
CSC Holdings
144A 3.375% 2/15/31 #	200,000	150,146
144A 5.00% 11/15/31 #	215,000	153,640
5.25% 6/1/24	5,000	4,881

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	183,000	163,995
Directv Financing 144A 5.875% 8/15/27 #	115,000	105,384
DISH DBS 144A 5.75% 12/1/28 #	125,000	96,218
Gray Television 144A 4.75% 10/15/30 #	175,000	144,462
Nielsen Finance
144A 4.50% 7/15/29 #	45,000	45,247
144A 4.75% 7/15/31 #	150,000	149,251

Sirius XM Radio 144A 4.00% 7/15/28 #	315,000	274,837
		2,217,640
Natural Gas — 0.05%
Infraestructura Energetica Nova 144A 3.75% 1/14/28 #	205,000	188,501
		188,501
Real Estate Investment Trusts — 0.08%
CubeSmart 3.00% 2/15/30	140,000	122,219
VICI Properties
144A 3.875% 2/15/29 #	35,000	31,176
144A 5.75% 2/1/27 #	120,000	118,308
		271,703
Retail — 0.34%
Asbury Automotive Group
144A 4.625% 11/15/29 #	170,000	145,983
4.75% 3/1/30	85,000	72,367
14    NQ-129 [8/22] 10/22 (2460448)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Retail (continued)
Bath & Body Works
6.875% 11/1/35	180,000	$ 157,426
6.95% 3/1/33	122,000	100,393

CP Atlas Buyer 144A 7.00% 12/1/28 #	70,000	57,235
Levi Strauss & Co. 144A 3.50% 3/1/31 #	160,000	134,637
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	184,000	170,493
Murphy Oil USA 144A 3.75% 2/15/31 #	165,000	139,635
PetSmart 144A 7.75% 2/15/29 #	250,000	235,936
		1,214,105
Services — 0.29%
Gartner 144A 4.50% 7/1/28 #	125,000	115,603
Iron Mountain 144A 4.50% 2/15/31 #	320,000	266,235
NESCO Holdings II 144A 5.50% 4/15/29 #	105,000	92,585
Prime Security Services Borrower 144A 5.75% 4/15/26 #	225,000	216,766
United Rentals North America 3.875% 2/15/31	176,000	152,429
Univar Solutions USA 144A 5.125% 12/1/27 #	135,000	125,764
White Cap Buyer 144A 6.875% 10/15/28 #	65,000	57,058
		1,026,440
Technology — 0.72%
Autodesk 2.40% 12/15/31	300,000	248,439
Broadcom 144A 3.469% 4/15/34 #	345,000	279,650
CDW 3.276% 12/1/28	285,000	251,504
Fidelity National Information Services 1.65% 3/1/28	365,000	311,593
Fiserv 3.20% 7/1/26	235,000	223,739
Global Payments 2.65% 2/15/25	104,000	99,056
Marvell Technology 2.45% 4/15/28	260,000	226,167
Microchip Technology
0.972% 2/15/24	255,000	242,889
0.983% 9/1/24	100,000	93,446
NXP
3.25% 5/11/41	60,000	43,662
4.875% 3/1/24	230,000	231,058

PayPal Holdings 2.65% 10/1/26	340,000	322,872
		2,574,075
Technology & Electronics — 0.25%
Entegris Escrow 144A 5.95% 6/15/30 #	165,000	156,757
Go Daddy Operating 144A 3.50% 3/1/29 #	175,000	148,403
Minerva Merger 144A 6.50% 2/15/30 #	125,000	106,283
NQ-129 [8/22] 10/22 (2460448)    15

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology & Electronics (continued)
NCR 144A 5.25% 10/1/30 #	125,000	$ 115,627
Sensata Technologies 144A 4.00% 4/15/29 #	200,000	172,960
SS&C Technologies 144A 5.50% 9/30/27 #	195,000	185,011
		885,041
Telecommunications — 0.05%
Digicel International Finance 144A 8.75% 5/25/24 #	200,000	191,845
		191,845
Transportation — 0.33%
Delta Air Lines 7.375% 1/15/26	97,000	99,070
Laredo Petroleum 144A 7.75% 7/31/29 #	120,000	115,101
Mileage Plus Holdings 144A 6.50% 6/20/27 #	180,000	180,677
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #, ^	193,333	123,611
Seaspan 144A 5.50% 8/1/29 #	165,000	136,125
Southwest Airlines 5.125% 6/15/27	200,000	204,114
United Airlines
144A 4.375% 4/15/26 #	65,000	59,351
144A 4.625% 4/15/29 #	80,000	70,300

VistaJet Malta Finance 144A 6.375% 2/1/30 #	225,000	193,894
		1,182,243
Utilities — 0.21%
Calpine
144A 4.50% 2/15/28 #	67,000	61,380
144A 5.00% 2/1/31 #	185,000	155,118
144A 5.25% 6/1/26 #	60,000	58,323

PG&E 5.25% 7/1/30	95,000	82,289
Sociedad de Transmision Austral 144A 4.00% 1/27/32 #	200,000	174,861
Vistra
144A 7.00% 12/15/26 #, μ, ψ	150,000	138,564
144A 8.00% 10/15/26 #, μ, ψ	90,000	86,473
		757,008
Total Corporate Bonds (cost $52,580,251)		46,250,020

Non-Agency Asset-Backed Securities — 0.33%
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	100,000	85,285
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	98,750	84,745
16    NQ-129 [8/22] 10/22 (2460448)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	150,000	$ 150,524
Taco Bell Funding Series 2021-1A A2I 144A 1.946% 8/25/51 #	198,500	172,438
Toyota Auto Loan Extended Note Trust Series 2022-1A A 144A 3.82% 4/25/35 #	250,000	246,878
Trafigura Securitisation Finance Series 2021-1A A2 144A 1.08% 1/15/25 #	250,000	224,686
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	230,000	227,996
Total Non-Agency Asset-Backed Securities (cost $1,277,077)		1,192,552

Non-Agency Collateralized Mortgage Obligations — 0.03%
JP Morgan Mortgage Trust Series 2021-10 A3 144A 2.50% 12/25/51 #, •	44,977	37,678
Morgan Stanley Residential Mortgage Loan Trust Series 2021-4 A3 144A 2.50% 7/25/51 #, •	90,264	76,205
Total Non-Agency Collateralized Mortgage Obligations (cost $137,713)		113,883

Non-Agency Commercial Mortgage-Backed Securities — 1.33%
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •	95,000	87,715
Series 2019-BN20 A3 3.011% 9/15/62	250,000	228,038
Series 2020-BN25 A5 2.649% 1/15/63	350,000	310,331
Series 2021-BN36 A5 2.47% 9/15/64	615,000	525,999
Series 2022-BNK40 A4 3.507% 3/15/64 •	500,000	462,521
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	350,000	300,999
Series 2020-B20 A5 2.034% 10/15/53	300,000	250,816
Series 2021-B24 A5 2.584% 3/15/54	260,000	225,402
Series 2022-B33 A5 3.458% 3/15/55	500,000	463,559

CD Mortgage Trust Series 2019-CD8 A4 2.912% 8/15/57	250,000	225,017
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	100,000	96,642
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.102% 12/15/72	350,000	318,082
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	100,000	81,796
NQ-129 [8/22] 10/22 (2460448)    17

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
		Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2017-GS6 A3 3.433% 5/10/50		165,000	$ 157,490
Series 2019-GC42 A4 3.001% 9/1/52		350,000	319,554
Series 2020-GC47 A5 2.377% 5/12/53		250,000	216,471

JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48		150,000	146,530
Wells Fargo Commercial Mortgage Trust Series 2019-C54 A4 3.146% 12/15/52		375,000	341,661
Total Non-Agency Commercial Mortgage-Backed Securities (cost $5,515,900)			4,758,623

Sovereign Bonds — 1.38%Δ
Albania — 0.04%
Albania Government International Bond
3.50% 11/23/31	EUR	149,000	123,917
			123,917
Angola — 0.04%
Angolan Government International Bond
9.375% 5/8/48		200,000	153,460
			153,460
Armenia — 0.04%
Republic of Armenia International Bond
144A 3.60% 2/2/31 #		200,000	144,746
			144,746
Bermuda — 0.11%
Bermuda Government International Bond
144A 5.00% 7/15/32 #		400,000	403,664
			403,664
Chile — 0.05%
Chile Government International Bond
4.34% 3/7/42		200,000	172,045
			172,045
Colombia — 0.08%
Colombia Government International Bonds
4.125% 2/22/42		217,000	136,455
5.20% 5/15/49		200,000	136,874
			273,329
18    NQ-129 [8/22] 10/22 (2460448)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Dominican Republic — 0.19%
Dominican Republic International Bonds
144A 4.50% 1/30/30 #		396,000	$ 333,882
144A 4.875% 9/23/32 #		200,000	162,129
144A 5.50% 2/22/29 #		200,000	183,176
			679,187
Egypt — 0.05%
Egypt Government International Bond
5.25% 10/6/25		200,000	171,151
			171,151
Honduras — 0.04%
Honduras Government International Bond
144A 5.625% 6/24/30 #		200,000	152,450
			152,450
Ivory Coast — 0.11%
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	200,000	152,752
144A 6.125% 6/15/33 #		200,000	169,648
144A 6.875% 10/17/40 #	EUR	100,000	72,981
			395,381
Morocco — 0.07%
Morocco Government International Bond 144A 2.375% 12/15/27 #		200,000	172,890
Morocco Government International Bonds 144A 1.375% 3/30/26 #	EUR	100,000	92,508
			265,398
North Macedonia — 0.03%
North Macedonia Government International Bond
144A 3.675% 6/3/26 #	EUR	100,000	94,027
			94,027
Paraguay — 0.16%
Paraguay Government International Bonds
144A 4.95% 4/28/31 #		400,000	386,386
5.60% 3/13/48		200,000	170,969
			557,355
NQ-129 [8/22] 10/22 (2460448)    19

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Peru — 0.10%
Corp Financiera de Desarrollo 144A 2.40% 9/28/27 #		200,000	$ 170,731
Peruvian Government International Bond 2.392% 1/23/26		200,000	187,470
			358,201
Romania — 0.01%
Romanian Government International Bond
144A 2.625% 12/2/40 #	EUR	73,000	42,740
			42,740
Senegal — 0.05%
Senegal Government International Bond
144A 6.25% 5/23/33 #		200,000	163,000
			163,000
South Africa — 0.08%
Republic of South Africa Government International Bond
5.65% 9/27/47		400,000	287,521
			287,521
Uzbekistan — 0.13%
Republic of Uzbekistan International Bonds
144A 3.90% 10/19/31 #		300,000	231,482
144A 4.75% 2/20/24 #		250,000	245,871
			477,353
Total Sovereign Bonds (cost $5,954,334)			4,914,925

Supranational Banks — 0.29%
Banco Latinoamericano de Comercio Exterior 144A 2.375% 9/14/25 #		250,000	232,161
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #		402,000	345,804
Central American Bank For Economic Integration 144A 2.00% 5/6/25 #		300,000	284,608
European Investment Bank 5.50% 1/23/23	MXN	3,282,000	158,997
Total Supranational Banks (cost $1,118,618)			1,021,570

20    NQ-129 [8/22] 10/22 (2460448)

(Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations — 10.42%
United States Treasury Floating Rate Note 2.938% (USBMMY3M + 0.04%) 7/31/24 •	1,470,000	$ 1,468,190
US Treasury Bonds
1.875% 11/15/51	425,000	309,619
2.25% 8/15/46	1,110,000	869,702
2.25% 2/15/52	245,000	195,770
2.375% 2/15/42	285,000	236,372
2.875% 5/15/52	490,000	451,719
3.25% 5/15/42	480,000	459,300
4.375% 2/15/38	555,000	633,784
US Treasury Notes
0.125% 4/30/23	6,000,000	5,874,333
1.375% 8/31/23	19,230,000	18,832,639
2.375% 3/31/29	505,000	476,298
2.625% 7/31/29	955,000	915,681
2.75% 5/15/25	3,820,000	3,746,958
2.875% 5/15/32	560,000	545,956
3.00% 7/31/24	360,000	356,878
3.25% 6/30/27	1,710,000	1,702,051

US Treasury Strip Principal 2.311% 5/15/44 ^	310,000	140,935
Total US Treasury Obligations (cost $38,219,076)		37,216,185
	Number of shares
Common Stocks — 52.45%
Communication Services — 2.58%
Alphabet Class A †	4,800	519,456
Alphabet Class C †	4,560	497,724
AT&T	41,101	720,912
Comcast Class A	49,503	1,791,514
Interpublic Group	4,226	116,807
KDDI	7,900	243,212
Orange	26,290	266,790
Publicis Groupe	5,890	288,559
Verizon Communications	71,299	2,981,011
Walt Disney †	15,866	1,778,261
		9,204,246
Consumer Discretionary — 6.53%
adidas AG	3,900	581,154
Amazon.com †	3,759	476,528
NQ-129 [8/22] 10/22 (2460448)    21

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
APA	20,316	$ 794,559
Bath & Body Works	29,705	1,108,888
Best Buy	14,362	1,015,250
Dollar General	7,611	1,807,004
Dollar Tree †	12,200	1,655,296
eBay	11,586	511,290
H & M Hennes & Mauritz Class B	26,050	271,399
Home Depot	7,461	2,151,902
Lowe's	8,812	1,710,762
Macy's	50,318	871,508
NIKE Class B	10,284	1,094,732
PulteGroup	10,409	423,230
Ross Stores	14,158	1,221,411
Sodexo	8,363	642,432
Starbucks	2,418	203,281
Sturm Ruger & Co.	5,733	299,549
Swatch Group	3,060	745,983
Tesla †	1,440	396,878
TJX	54,915	3,423,950
Tractor Supply	7,834	1,450,465
Ulta Beauty †	1,113	467,315
		23,324,766
Consumer Staples — 3.49%
Altria Group	37,450	1,689,744
Archer-Daniels-Midland	20,600	1,810,534
Asahi Group Holdings	4,900	164,821
Conagra Brands	52,300	1,798,074
Danone	10,800	569,915
Diageo	19,570	855,725
Essity Class B	22,670	504,227
Kao	14,600	636,336
Koninklijke Ahold Delhaize	31,780	875,082
Nestle	8,110	950,633
Philip Morris International	20,708	1,977,407
Seven & i Holdings	7,000	278,791
Unilever	8,248	376,130
		12,487,419
Energy — 4.11%
Chevron	7,399	1,169,486
ConocoPhillips	39,400	4,312,330
22    NQ-129 [8/22] 10/22 (2460448)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Energy (continued)
Coterra Energy	20,877	$ 645,308
Devon Energy	16,926	1,195,314
EOG Resources	4,921	596,917
Exxon Mobil	32,466	3,103,425
Kinder Morgan	90,539	1,658,675
Marathon Petroleum	15,983	1,610,287
Viper Energy Partners	12,746	389,008
		14,680,750
Financials — 6.51%
American Financial Group	11,481	1,465,894
American International Group	33,600	1,738,800
Ameriprise Financial	4,349	1,165,575
BlackRock	2,272	1,514,038
Blackstone	13,171	1,237,284
Carlyle Group	20,592	669,858
Citizens Financial Group	1,692	62,062
Discover Financial Services	22,069	2,217,714
Evercore Class A	1,761	164,988
Fidelity National Financial	8,547	334,188
Invesco	47,018	774,386
MetLife	52,478	3,375,910
Moelis & Co. Class A	11,021	459,135
Principal Financial Group	23,738	1,774,653
Prudential Financial	15,841	1,516,776
Rithm Capital	48,444	456,827
Synchrony Financial	25,478	834,404
Truist Financial	37,300	1,747,132
US Bancorp	38,700	1,765,107
		23,274,731
Healthcare — 7.75%
AbbVie	15,854	2,131,729
AmerisourceBergen	13,072	1,915,832
Amgen	1,879	451,524
Baxter International	28,900	1,660,594
Bristol-Myers Squibb	29,070	1,959,609
Cigna	6,400	1,814,080
CVS Health	18,200	1,786,330
Fresenius Medical Care AG & Co.	10,130	348,059
Gilead Sciences	9,163	581,576
Hologic †	26,281	1,775,544
NQ-129 [8/22] 10/22 (2460448)    23

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Johnson & Johnson	29,397	$ 4,742,912
Merck & Co.	44,170	3,770,351
Novo Nordisk Class B	7,390	791,349
Pfizer	43,254	1,956,378
Roche Holding	1,860	600,147
Smith & Nephew	60,365	712,130
UnitedHealth Group	1,371	712,002
		27,710,146
Industrials — 2.89%
Boise Cascade	12,514	779,998
Dover	13,817	1,726,572
Honeywell International	9,333	1,767,204
Intertek Group	8,550	393,229
Knorr-Bremse	6,220	302,226
Lockheed Martin	1,423	597,817
Makita	14,200	337,406
Northrop Grumman	3,800	1,816,362
Raytheon Technologies	19,579	1,757,215
Robert Half International	4,565	351,368
Securitas Class B	55,120	483,980
		10,313,377
Information Technology — 12.63%
Amadeus IT Group †	16,340	864,067
Apple	55,731	8,762,028
Applied Materials	7,271	683,983
Broadcom	7,339	3,662,968
Cisco Systems	68,931	3,082,594
Cognizant Technology Solutions Class A	28,232	1,783,415
Fidelity National Information Services	19,263	1,760,060
HP	48,886	1,403,517
KLA	1,905	655,568
Lam Research	2,748	1,203,377
Micron Technology	10,907	616,573
Microsoft	28,315	7,403,523
Monolithic Power Systems	3,252	1,473,741
Motorola Solutions	7,400	1,801,234
NetApp	19,368	1,397,014
NVIDIA	12,272	1,852,336
Oracle	24,300	1,801,845
Paychex	14,052	1,733,174
24    NQ-129 [8/22] 10/22 (2460448)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
QUALCOMM	11,474	$ 1,517,666
SAP	6,870	586,426
Western Union	74,326	1,101,511
		45,146,620
Materials — 1.22%
Air Liquide	5,940	747,369
CF Industries Holdings	8,438	872,995
Dow	17,036	868,836
DuPont de Nemours	30,800	1,713,712
Ryerson Holding	5,705	162,593
		4,365,505
Media — 0.00%
Century Communications =, †	1,625,000	0
		0
REIT Diversified — 0.41%
Alexander & Baldwin	968	18,131
Gaming and Leisure Properties	4,241	204,713
LXP Industrial Trust	7,088	71,305
VICI Properties	35,469	1,170,122
		1,464,271
REIT Healthcare — 0.29%
Alexandria Real Estate Equities	1,955	299,897
CareTrust REIT	3,314	71,384
Healthcare Realty Trust	5,531	134,514
Healthpeak Properties	1,641	43,076
Medical Properties Trust	1,178	17,211
Omega Healthcare Investors	419	13,684
Ventas	1,991	95,289
Welltower	4,769	365,544
		1,040,599
REIT Hotel — 0.13%
Apple Hospitality REIT	10,880	173,101
Chatham Lodging Trust †	5,290	64,326
Host Hotels & Resorts	9,220	163,840
Park Hotels & Resorts	5,768	80,752
		482,019
NQ-129 [8/22] 10/22 (2460448)    25

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Industrial — 0.47%
Duke Realty	6,010	$ 353,688
Plymouth Industrial REIT	1,645	33,344
Prologis	8,593	1,069,914
Rexford Industrial Realty	1,961	121,994
Terreno Realty	1,637	99,841
		1,678,781
REIT Information Technology — 0.23%
Digital Realty Trust	2,467	304,995
Equinix	778	511,434
		816,429
REIT Mall — 0.07%
Simon Property Group	2,317	236,288
		236,288
REIT Manufactured Housing — 0.07%
Equity LifeStyle Properties	1,520	106,552
Sun Communities	854	131,268
		237,820
REIT Multifamily — 0.91%
American Homes 4 Rent Class A	3,230	114,859
AvalonBay Communities	1,358	272,836
Camden Property Trust	1,286	165,264
Equity Residential	28,523	2,087,313
Essex Property Trust	1,141	302,433
Independence Realty Trust	5,765	112,129
Mid-America Apartment Communities	870	144,133
NexPoint Residential Trust	112	5,916
UDR	741	33,249
		3,238,132
REIT Office — 0.13%
Boston Properties	392	31,137
City Office REIT	888	10,256
Cousins Properties	4,822	129,471
Douglas Emmett	987	19,266
Highwoods Properties	4,028	122,491
Kilroy Realty	1,579	77,008
Piedmont Office Realty Trust Class A	6,333	74,603
		464,232
26    NQ-129 [8/22] 10/22 (2460448)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Self-Storage — 0.40%
CubeSmart	858	$ 39,511
Extra Space Storage	1,963	390,107
Life Storage	2,165	275,496
National Storage Affiliates Trust	2,053	103,718
Public Storage	1,888	624,607
		1,433,439
REIT Shopping Center — 0.30%
Agree Realty	1,490	112,227
Brixmor Property Group	9,471	203,437
Kimco Realty	7,176	151,270
Kite Realty Group Trust	2,594	50,220
Phillips Edison & Co.	3,980	130,027
Regency Centers	2,628	159,887
Retail Opportunity Investments	8,919	149,393
SITE Centers	6,333	82,076
Urban Edge Properties	1,792	28,188
Washington Prime Group =, †	962	0
		1,066,725
REIT Single Tenant — 0.17%
Four Corners Property Trust	2,338	62,869
Realty Income	4,560	311,357
Spirit Realty Capital	3,546	144,854
STORE Capital	3,950	106,571
		625,651
REIT Specialty — 0.35%
EPR Properties	375	16,309
Essential Properties Realty Trust	4,236	95,903
Invitation Homes	9,793	355,290
Iron Mountain	10,966	576,921
Lamar Advertising Class A	587	55,114
Outfront Media	4,759	84,234
WP Carey	709	59,577
		1,243,348
NQ-129 [8/22] 10/22 (2460448)    27

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Utilities — 0.81%
Edison International	25,900	$ 1,755,243
Vistra	46,299	1,145,900
		2,901,143
Total Common Stocks (cost $180,239,478)		187,436,437

Convertible Preferred Stock — 1.59%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	484	412,126
Algonquin Power & Utilities 7.75% exercise price $18.00, maturity date 6/15/24	9,623	428,993
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	7,700	385,924
Bank of America 7.25% exercise price $50.00 ω	522	640,703
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	22,178	1,017,970
Elanco Animal Health 5.00% exercise price $38.40, maturity date 2/1/23	12,144	303,236
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 ω	612	504,900
RBC Bearings 5.00% exercise price $226.60, maturity date 10/15/24	6,211	735,258
UGI 7.25% exercise price $52.57, maturity date 6/1/24	9,425	857,675
Wells Fargo & Co. 7.50% exercise price $156.71 ω	305	378,200
Total Convertible Preferred Stock (cost $6,156,387)		5,664,985

Exchange-Traded Funds — 2.44%
iShares MSCI EAFE ETF	450	27,765
iShares Trust iShares ESG Aware MSCI EAFE ETF	3,440	213,452
Vanguard FTSE Developed Markets ETF	90	3,641
Vanguard Russell 2000 ETF	114,649	8,484,026
Total Exchange-Traded Funds (cost $9,270,363)		8,728,884

28    NQ-129 [8/22] 10/22 (2460448)

(Unaudited)
	Number of shares	Value (US $)

Limited Partnerships — 1.79%
Merion The Ledges=, †, π	4,200,000	$ 6,408,360
Total Limited Partnerships (cost $2,803,738)		6,408,360
	Principal amount°
Leveraged Non-Recourse Security — 0.00%
JPMorgan Fixed Income Pass Through Trust Auction Series 2007-B 144A 0.251% 1/15/87 #, =, ♦	1,300,000	1,300
Total Leveraged Non-Recourse Security (cost $1,105,000)		1,300
	Number of shares
Short-Term Investments — 3.80%
Money Market Mutual Funds — 3.80%
BlackRock FedFund – Institutional Shares (seven-day effective yield 2.02%)	3,399,951	3,399,951
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.03%)	3,399,951	3,399,951
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.19%)	3,399,951	3,399,951
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.11%)	3,399,951	3,399,951
Total Short-Term Investments (cost $13,599,804)		13,599,804
Total Value of Securities—99.83% (cost $357,381,035)		356,770,178

Receivables and Other Assets Net of Liabilities—0.17%		601,745
Net Assets Applicable to 25,691,983 Shares Outstanding—100.00%		$357,371,923
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2022, the aggregate value of Rule 144A securities was $36,085,906, which represents 10.10% of the Fund's net assets.
NQ-129 [8/22] 10/22 (2460448)    29

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at August 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
ω	Perpetual security with no stated maturity date.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At August 31, 2022, the aggregate value of restricted securities was $6,408,360, which represented 1.79% of the Fund’s net assets. See table on the next page for additional details on restricted securities.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Merion The Ledges	9/26/18	$2,495,575	$5,831,608
Merion The Ledges	9/12/19	105,790	226,178
Merion The Ledges	2/1/21	103,012	188,481
Merion The Ledges	1/5/22	99,361	162,093
Total		$2,803,738	$6,408,360
30    NQ-129 [8/22] 10/22 (2460448)

(Unaudited)
The following foreign currency exchange contracts and futures contracts were outstanding at August 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	EUR	(14,631)	USD	14,732	9/1/22	$27	$—
BNYM	EUR	15,002	USD	(15,228)	9/2/22	—	(150)
BNYM	GBP	(2,815)	USD	3,275	9/1/22	5	—
BNYM	GBP	69,332	USD	(80,618)	9/2/22	—	(72)
BNYM	JPY	(1,475,820)	USD	10,634	9/1/22	10	—
BNYM	JPY	(10,742,521)	USD	77,346	9/2/22	9	—
JPMCB	EUR	(652,526)	USD	657,114	11/18/22	—	(2,185)
JPMCB	IDR	(6,619,276)	USD	443	9/9/22	—	(2)
JPMCB	MXN	(3,308,777)	USD	161,672	11/18/22	—	(43)
Total Foreign Currency Exchange Contracts						$51	$(2,452)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
2	E-mini S&P 500 Index	$395,650	$411,569	9/16/22	$—	$(15,919)	$(3,100)
14	US Treasury 5 yr Notes	1,551,484	1,557,055	12/30/22	—	(5,571)	—
2	US Treasury 10 yr Notes	233,813	235,724	12/20/22	—	(1,911)	(344)
(3)	US Treasury 10 yr Ultra Notes	(375,563)	(376,269)	12/20/22	706	—	703
Total Futures Contracts			$1,828,079		$706	$(23,401)	$(2,741)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional
NQ-129 [8/22] 10/22 (2460448)    31

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
amounts and foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
CLO – Collateralized Loan Obligation
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
JPY – Japanese Yen
KZT – Kazakhstani Tenge
MXN – Mexican Peso
USD – US Dollar
32    NQ-129 [8/22] 10/22 (2460448)